Condensed Statement Of Changes In Shareholders' Equity - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A [Member] Ordinary Shares	Class B [Member] Ordinary Shares
Beginning balance at Oct. 15, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Oct. 15, 2020				0	0
Issuance of Class B ordinary shares to Sponsor	25,000	24,066			$ 934
Issuance of Class B ordinary shares to Sponsor (in shares)					9,343,750
Sale of units in initial public offering, less fair value of public warrants	359,734,370	359,730,632		$ 3,738
Sale of units in initial public offering, less fair value of public warrants (in shares)				37,375,000
Offering costs	(19,477,581)	(19,477,581)
Class A Ordinary Shares subject to possible redemption	(330,449,580)	(330,446,275)		$ (3,305)
Class A Ordinary Shares subject to possible redemption (in shares)				(33,044,958)
Net income	(4,832,201)		(4,832,201)
Ending balance at Dec. 31, 2020	5,000,008	9,830,842	(4,832,201)	$ 433	$ 934
Ending balance (in shares) at Dec. 31, 2020				4,330,042	9,343,750
Offering costs	(266,102)	(266,102)
Class A Ordinary Shares subject to possible redemption	(4,102,250)	(4,102,209)		$ (41)
Class A Ordinary Shares subject to possible redemption (in shares)				(410,225)
Net income	4,368,352		4,368,352
Ending balance at Mar. 31, 2021	$ 5,000,008	$ 5,462,531	$ (463,849)	$ 392	$ 934
Ending balance (in shares) at Mar. 31, 2021				3,919,817	9,343,750